Jesse D. Hallee Vice President & Senior Counsel State Street 4 Copley Place CPH 0326 Boston, MA 02116 617-662-4026 617-662-3805 (fax) jdhallee@statestreet.com

October 1, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Babson Capital Funds Trust (the “Registrant”)
File Nos. 333-188840/811-22845

Dear Sir/Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus for Class A and Class C Shares of Babson Global Floating Rate Fund and Babson Global Credit Income Opportunities Fund. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of the prospectus for Class A and Class C Shares of Babson Global Floating Rate Fund and Babson Global Credit Income Opportunities Fund, dated August 23, 2013, as filed with the Securities and Exchange Commission on September 13, 2013 pursuant to Rule 497(c).

Please direct any comments or questions on this filing to the undersigned at (617) 662-4026.

Sincerely,

/s/ Jesse D. Hallee
Jesse D. Hallee
Vice President and Senior Counsel